Item G.1.b.iv. of Form N-CEN

DELINQUENT SECTION 16(A) REPORTS

Section 30(h) of the Investment Company Act of 1940, as amended, and Section 16(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, require the Fund’s trustees and certain officers, investment adviser, certain affiliated persons of the investment adviser and persons who own more than 10% of a registered class of the Fund’s equity securities to file forms reporting their affiliation with the Fund and their ownership and changes in their ownership of the Fund’s securities with the Securities and Exchange Commission (the “SEC”) and the New York Stock Exchange. Based solely on a review of the forms filed electronically with the SEC and any written representation from reporting persons during the most recently concluded fiscal year, the Fund believes that each of the Trustees and officers, investment adviser and relevant affiliated persons of the investment adviser and the persons who beneficially own more than 10% of any class of outstanding securities of the Fund has complied with all applicable filing requirements during the Fund’s most recently concluded fiscal year, except that the initial Form 3 filing was inadvertently filed late in August 2023 for Kyle Christine, a portfolio manager of the Fund.